UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund –
.
TICCX Corporate Income Fund–
.
I  Class
TRZCX Corporate Income Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
HIGHLIGHTS
The Corporate Income Fund underperformed its benchmark and its Lipper peer group average for the six-month period ended November 30, 2022.
Sector allocation, security selection, and yield curve positioning hindered relative results.
Positioning reflects our neutral outlook in the short term balanced against our view that all-in yields—or the total yield garnered from purchasing and holding a debt instrument, including coupon payments and new issue premiums—are attractive, and as such, the potential for increased flows into the asset class could provide a tailwind heading into the new year.
Volatility in both U.S. Treasury rates and risk assets is likely to continue as the
Fed navigates a narrow path of trying to cool the labor market without causing a recession.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Corporate Income Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Corporate Income Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Corporate Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide high income and some capital growth.
FUND COMMENTARY
How did the fund perform in the past six months?
The Corporate Income Fund returned -4.93% in the six months ended
November 30, 2022, and underperformed its benchmark, the Bloomberg U.S.
Corporate Investment Grade Bond Index, as well as its Lipper peer group average. (Performance for the I and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Investment-grade corporate bonds depreciated over the period amid continued
macro volatility and an increasing interest rate environment. While generally supportive corporate earnings and hopes for a dovish pivot from the Federal
Reserve led to bouts of heightened risk sentiment, corporate credit spreads ultimately widened as expectations for smaller rate hikes faded. U.S. Treasury yields rose broadly alongside these shifting expectations about monetary policy, dragging corporate bond prices lower. As rates rose and borrowing costs increased for issuers, primary issuance was relatively subdued, which supported the asset class from a technical perspective. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S.
Treasuries with similar maturities.)
Near the beginning of the
period, anticipation that the
Fed would slow the pace of
its rate hiking cycle bolstered
risk sentiment. However,
these hopes of capitulation
from the Fed were dashed by
hawkish rhetoric, persistently
elevated inflation, and
tightness in the labor market.
Later on, economic data
appeared to reflect tightening
financial conditions, and, in a speech at the end of the period, Fed Chair
Jerome Powell spoke about an approaching time for the Fed to “moderate” the pace of rate increases.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Corporate Income Fund –
.
-4.93%
Corporate Income Fund–
.
I  Class -4.84
Corporate Income Fund–
.
Z Class -4.53
Bloomberg U.S. Corporate Investment
Grade Bond Index -3.94
Lipper Corporate Debt Funds
BBB-Rated Average -4.36

T. ROWE PRICE Corporate Income Fund

Sector allocations hindered relative results. Out-of-benchmark holdings in the securitized sector detracted as interest rate volatility and challenged liquidity weighed on the space. An underweight to consumer noncyclicals also hurt relative performance as periods of credit spread widening brought heightened demand for bonds with defensive characteristics, although security selection within the sector negated losses.
Security selection within banking hindered relative performance amid elevated issuance and a challenging macro environment. A bond issued by Credit
Suisse underperformed as news of a potential restructuring and plans to raise capital weighed on sentiment. We eliminated our position in this issuer before period-end. A bond issued by U.S.-based consumer lender Ally Financial also underperformed as market participants considered the potential impact of rising rates on lending demand as well as the effects of elevated inflation on the health of the U.S. consumer. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Yield curve positioning also detracted. An underweight within the intermediate-term portion of the yield curve held back relative results as a more rapid rise in the yields on shorter-maturity U.S. Treasury notes led to significant inversions between short- and long-end Treasury yields. Conversely, the portfolio’s average duration profile was shorter than that of the benchmark, which was beneficial amid a relatively broad-based rise in Treasury yields.
While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. We may also use derivatives when we want to gain exposure to a specific company or to have a positioning on the yield curve that is more efficient than using cash bonds. During the period, our use of interest rate derivatives was a modest detractor from relative performance.
How is the fund positioned?
Positioning reflects our neutral outlook in the short term balanced against attractive all-in yields—or the total yield garnered from purchasing and holding a debt instrument, including coupon payments and new issue premiums—within the asset class. We see opportunity in high-quality global banks as pricing dislocations are creating attractive relative value opportunities within the sector. We have maintained our out-of-benchmark allocation to the securitized sector, as this space traditionally provides defensive characteristics during periods of spread widening and a yield advantage over Treasuries.
Conversely, our sector underweights include technology and energy due to tight valuations.

T. ROWE PRICE Corporate Income Fund

We maintained our
overweight allocation to
banking, which remains our
largest absolute and relative
position. We expect technical
pressures to subside and
believe banks are in solid
shape to weather a potential
recession. We increased our
position in JPMorgan Chase
after the company posted
encouraging second-quarter
financial results and revised
its 2022 net interest income
forecast upward due to
higher rates and potential
loan growth.
What is portfolio
management’s outlook?
While markets reacted
favorably to better-than-
expected inflation numbers
in the October consumer price index report, we believe the Fed will need to see sustained progress in containing inflation before pausing its rate hikes. The speed at which the Fed has tightened monetary policy leaves us wary of the potential for policy mistakes or collateral damage to credit markets.
Despite macro headwinds, corporate fundamentals have remained largely resilient across most industries, as evidenced by relatively healthy balance sheets and manageable leverage. That said, we have observed downward pressures on fundamentals, including decreasing operating margins and negative third-quarter earnings momentum, and expect further moderation from peak levels. Regarding investment-grade market technicals, liquidity will likely remain challenged as interest rate volatility weighs on corporate bond activity. Offsetting this drag on the demand side, we believe primary issuance will slow further amid higher borrowing costs, which should provide a supportive tailwind.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Corporate Income Fund

T. ROWE PRICE Corporate Income Fund

Volatility in both Treasury rates and risk assets is likely to continue as the
Fed navigates a narrow path of trying to cool inflation and the labor market without causing a recession. Going into 2023, we believe that credit spread volatility could become a more important factor than interest rate volatility, which has been the main driver of markets in 2022. In the current environment of heightened volatility, we believe security selection remains paramount and will continue to let our fundamental, bottom-up research drive our investment decisions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Corporate Income Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. The fund is subject to prepayment risks because the principal on mortgage-backed securities, other asset-backed securities, or any debt instrument with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Corporate Investment Grade
Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER

T. ROWE PRICE Corporate Income Fund

TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Corporate Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
CORPORATE INCOME FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Corporate Income Fund –
.
-16.81% -0.05% 1.65% – –
Corporate Income Fund–
.
I  Class -16.61 0.12 – 1.63% 12/17/15
Corporate Income Fund–
.
Z  Class -16.19 – – -8.39 2/22/21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Corporate Income Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Corporate Income Fund 0.56%
Corporate Income Fund–I Class 0.44
Corporate Income Fund–Z Class 0.41
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Corporate Income Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
CORPORATE INCOME FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $950.70 $2.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.11   2.99
I Class
Actual   1,000.00   951.60   2.01
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.01   2.08
Z Class
Actual   1,000.00   954.70   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.59%, the
2
I Class
was 0.41%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Corporate Income Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Corporate Income Fund –
.
-19.97% -0.72% 1.40% – –
Corporate Income Fund–
.
I  Class -19.78  -0.56  – 1.11% 12/17/15
Corporate Income Fund–
.
Z  Class -19.48  – – -11.42  2/22/21
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.38 $ 9.93 $ 9.77 $ 9.55 $ 9.21 $ 9.66
Investment activities
Net investment
income
(1)(2)
0.14 0.23 0.26 0.32 0.32 0.32
Net realized and
unrealized gain/loss (0.55) (1.25) 0.26 0.33 0.35 (0.39)
Total from
investment activities (0.41) (1.02) 0.52 0.65 0.67 (0.07)
Distributions
Net investment
income (0.14) (0.24) (0.26) (0.33) (0.33) (0.31)
Net realized gain — (0.29) (0.10) (0.10) — (0.07)
Total distributions (0.14) (0.53) (0.36) (0.43) (0.33) (0.38)
NET ASSET VALUE
End of period $ 7.83 $ 8.38 $ 9.93 $ 9.77 $ 9.55 $ 9.21

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.93)% (10.88)% 5.36% 6.86% 7.47% (0.78)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.70%
(4)
0.59% 0.59% 0.61% 0.61% 0.61%
Net expenses after
waivers/payments
by Price Associates 0.59%
(4)
0.59% 0.59% 0.61% 0.61% 0.61%
Net investment
income 3.44%
(4)
2.37% 2.58% 3.22% 3.52% 3.30%
Portfolio turnover rate 33.8% 85.5% 107.6% 149.4% 113.7% 101.5%
Net assets, end of
period (in thousands) $146,260 $165,944 $420,125 $717,100 $674,195 $836,899
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.39 $ 9.94 $ 9.78 $ 9.55 $ 9.21 $ 9.66
Investment activities
Net investment
income
(1)(2)
0.14 0.25 0.27 0.33 0.34 0.33
Net realized and
unrealized gain/loss (0.55) (1.25) 0.27 0.34 0.34 (0.39)
Total from
investment activities (0.41) (1.00) 0.54 0.67 0.68 (0.06)
Distributions
Net investment
income (0.14) (0.26) (0.28) (0.34) (0.34) (0.32)
Net realized gain — (0.29) (0.10) (0.10) — (0.07)
Total distributions (0.14) (0.55) (0.38) (0.44) (0.34) (0.39)
NET ASSET VALUE
End of period $ 7.84 $ 8.39 $ 9.94 $ 9.78 $ 9.55 $ 9.21

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.84)% (10.71)% 5.47% 7.09% 7.60% (0.65)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0.47%
(4)
0.44% 0.49% 0.49% 0.49% 0.48%
Net expenses after
waivers/payments
by Price Associates 0.41%
(4)
0.41% 0.48% 0.49% 0.49% 0.48%
Net investment
income 3.63%
(4)
2.78% 2.66% 3.35% 3.65% 3.42%
Portfolio turnover rate 33.8% 85.5% 107.6% 149.4% 113.7% 101.5%
Net assets, end of
period (in thousands) $149,858 $162,609 $22,825 $17,990 $39,319 $45,075
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 8.38 $ 9.94 $ 10.01
Investment activities
Net investment income
(2)(3)
0.16 0.28 0.08
Net realized and unrealized gain/loss (0.54) (1.25) (0.07)
(4)
Total from investment activities (0.38) (0.97) 0.01
Distributions
Net investment income (0.16) (0.30) (0.08)
Net realized gain — (0.29) —
Total distributions (0.16) (0.59) (0.08)
NET ASSET VALUE
End of period $ 7.84 $ 8.38 $ 9.94

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
2/22/21
(1)
Through
5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
(4.53)% (10.43)% 0.14%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.42%
(6)
0.43% 0.48%
(6)
Net expenses after waivers/payments by Price Associates 0.00%
(6)
0.00% 0.00%
(6)
Net investment income 4.03%
(6)
2.96% 2.92%
(6)
Portfolio turnover rate 33.8% 85.5% 107.6%
Net assets, end of period (in thousands) $258,676 $281,974 $339,398
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
November 30, 2022 (Unaudited)
19
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 5.2%
Car Loan 0.6%
Exeter Automobile Receivables Trust
Series 2022-6A, Class A2
5.73%, 11/17/25  830 830
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32  (1) 2,580 2,515
3,345
Other Asset-Backed Securities 4.6%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 2,787 2,637
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48  (1) 2,574 2,382
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48  (1) 610 561
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51  (1) 805 638
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51  (1) 2,360 2,050
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49  (1) 3,660 3,325
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41  (1) 118 105
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51  (1) 2,448 2,124
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50  (1) 4,712 4,168
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33  (1) 2,146 1,905
VB-S1 Issuer
Series 2022-1A, Class C2I
3.156%, 2/15/52  (1) 3,310 2,852
T. ROWE PRICE Corporate Income Fund

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51  (1) 3,423 2,778
25,525
Total Asset-Backed Securities
(Cost $32,469) 28,870
CORPORATE BONDS 89.7%
FINANCIAL INSTITUTIONS 41.5%
Banking 30.2%
Ally Financial, 2.20%, 11/2/28  4,070 3,241
Australia & New Zealand Banking Group, 6.742%, 12/8/32  (1) 4,180 4,215
Banco Santander, 2.749%, 12/3/30  2,600 1,943
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  (1) 1,815 1,804
Bank of America, VR, 1.922%, 10/24/31  (2) 3,605 2,794
Bank of America, VR, 2.831%, 10/24/51  (2) 4,040 2,582
Bank of America, VR, 3.194%, 7/23/30  (2) 1,495 1,306
Bank of America, VR, 4.271%, 7/23/29  (2) 4,055 3,779
Bank of America, VR, 5.015%, 7/22/33  (2) 3,115 3,006
Bank of America, Series N, VR, 1.658%, 3/11/27  (2) 2,700 2,389
Bank of America, Series TT, VR, 6.125%  (2)(3)(4) 1,580 1,519
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(2) 2,440 2,415
Barclays, VR, 2.279%, 11/24/27  (2) 2,465 2,116
Barclays, VR, 2.852%, 5/7/26  (2) 4,380 4,031
BBVA Bancomer, VR, 5.875%, 9/13/34  (1)(2) 4,090 3,617
Capital One Financial, VR, 2.359%, 7/29/32  (2) 4,100 2,989
Capital One Financial, VR, 3.273%, 3/1/30  (2) 3,285 2,823
Citigroup, VR, 2.52%, 11/3/32  (2) 2,205 1,734
Citigroup, VR, 2.572%, 6/3/31  (2) 5,550 4,544
Citigroup, VR, 3.98%, 3/20/30  (2) 7,570 6,901
Citigroup, VR, 4.412%, 3/31/31  (2) 5,725 5,336
Danske Bank A, VR, 4.298%, 4/1/28  (1)(2) 4,745 4,337
Goldman Sachs Group, VR, 1.992%, 1/27/32  (2) 5,240 4,010
Goldman Sachs Group, VR, 2.615%, 4/22/32  (2) 4,190 3,367
Goldman Sachs Group, VR, 3.436%, 2/24/43  (2) 3,440 2,610
Goldman Sachs Group, VR, 3.814%, 4/23/29  (2) 4,520 4,156
HSBC Holdings, 4.95%, 3/31/30  2,770 2,660
HSBC Holdings, VR, 1.589%, 5/24/27  (2) 535 458
ING Groep, VR, 1.726%, 4/1/27  (2) 5,750 5,043
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 1,670 1,385
JPMorgan Chase, VR, 3.109%, 4/22/51  (2) 3,940 2,711
JPMorgan Chase, VR, 4.323%, 4/26/28  (2) 2,880 2,738
JPMorgan Chase, VR, 4.586%, 4/26/33  (2) 1,280 1,190

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 4.851%, 7/25/28  (2) 3,980 3,862
JPMorgan Chase, VR, 4.912%, 7/25/33  (2) 280 267
JPMorgan Chase, VR, 5.717%, 9/14/33  (2) 2,305 2,270
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28  (2) 1,955 1,948
Morgan Stanley, VR, 1.794%, 2/13/32  (2) 2,900 2,189
Morgan Stanley, VR, 2.699%, 1/22/31  (2) 1,460 1,225
Morgan Stanley, VR, 2.802%, 1/25/52  (2) 2,030 1,302
Morgan Stanley, VR, 3.217%, 4/22/42  (2) 1,135 853
Morgan Stanley, VR, 3.772%, 1/24/29  (2) 5,300 4,894
Morgan Stanley, VR, 4.431%, 1/23/30  (2) 3,430 3,217
Morgan Stanley, VR, 4.889%, 7/20/33  (2) 1,485 1,411
Morgan Stanley, VR, 5.597%, 3/24/51  (2) 995 1,032
Nationwide Building Society, VR, 2.972%, 2/16/28  (1)(2) 1,455 1,273
NatWest Group, VR, 7.472%, 11/10/26  (2) 1,590 1,654
PNC Financial Services Group, VR, 5.354%, 12/2/28  (2) 2,805 2,825
PNC Financial Services Group, Series T, VR, 3.40%  (2)(3) 1,495 1,147
Santander Holdings USA, VR, 2.49%, 1/6/28  (2) 2,360 2,052
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (2) 6,590 5,782
Standard Chartered, VR, 1.456%, 1/14/27  (1)(2) 3,250 2,791
Standard Chartered, VR, 4.644%, 4/1/31  (1)(2) 5,340 4,782
UBS Group, VR, 4.703%, 8/5/27  (1)(2) 4,650 4,486
Wells Fargo, 4.15%, 1/24/29  3,500 3,309
Wells Fargo, VR, 3.068%, 4/30/41  (2) 8,915 6,615
Wells Fargo, VR, 3.526%, 3/24/28  (2) 2,150 1,990
Wells Fargo, VR, 5.013%, 4/4/51  (2) 3,370 3,138
Wells Fargo, Series BB, VR, 3.90%  (2)(3) 1,465 1,269
167,332
Brokerage Asset Managers Exchanges 1.8%
Charles Schwab, Series I, VR, 4.00%  (2)(3) 440 374
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,340
Intercontinental Exchange, 3.00%, 6/15/50  645 448
Intercontinental Exchange, 5.20%, 6/15/62  1,485 1,442
LSEGA Financing, 2.00%, 4/6/28  (1) 5,940 5,082
LSEGA Financing, 3.20%, 4/6/41  (1) 620 465
10,151
Finance Companies 0.4%
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,341
2,341
Insurance 6.5%
Centene, 2.50%, 3/1/31  1,075 850
Centene, 3.00%, 10/15/30  1,015 829
Centene, 3.375%, 2/15/30  970 823
CNO Financial Group, 5.25%, 5/30/29  3,295 3,068
Corebridge Financial, 3.85%, 4/5/29  (1) 1,980 1,799
Enstar Group, 3.10%, 9/1/31  4,050 2,951
Equitable Financial Life Global Funding, 1.80%, 3/8/28  (1) 3,955 3,317

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30  (1) 3,685 2,986
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50  (1) 3,970 2,698
Humana, 2.15%, 2/3/32  1,185 938
Humana, 3.70%, 3/23/29  2,090 1,930
Humana, 5.875%, 3/1/33  2,645 2,756
Jackson Financial, 5.17%, 6/8/27  3,355 3,290
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42  (1)(2) 1,400 1,390
New York Life Insurance, 3.75%, 5/15/50  (1) 3,755 2,920
UnitedHealth Group, 2.30%, 5/15/31  270 223
UnitedHealth Group, 3.25%, 5/15/51  1,905 1,399
UnitedHealth Group, 4.75%, 5/15/52  480 451
UnitedHealth Group, 5.875%, 2/15/53  1,340 1,484
36,102
Real Estate Investment Trusts 2.6%
Brixmor Operating Partnership, 4.05%, 7/1/30  1,813 1,565
Global Net Lease, 3.75%, 12/15/27  (1) 835 688
Highwoods Realty, 4.20%, 4/15/29  2,935 2,563
Hudson Pacific Properties, 3.25%, 1/15/30  3,520 2,749
Kilroy Realty, 4.25%, 8/15/29  2,980 2,646
Life Storage, 4.00%, 6/15/29  3,000 2,692
Regency Centers, 3.70%, 6/15/30  1,762 1,542
14,445
Total Financial Institutions 230,371
INDUSTRIAL 40.1%
Basic Industry 3.7%
Anglo American Capital, 4.75%, 4/10/27  (1) 5,300 5,099
ArcelorMittal, 6.55%, 11/29/27  2,770 2,792
Celanese U.S. Holdings, 6.05%, 3/15/25  2,740 2,722
Dow Chemical, 6.90%, 5/15/53  1,270 1,388
Nucor, 3.125%, 4/1/32  3,600 3,076
South32 Treasury, 4.35%, 4/14/32  (1) 3,150 2,740
Yara International, 7.378%, 11/14/32  (1) 2,640 2,772
20,589
Capital Goods 0.9%
Eaton, 4.15%, 3/15/33  1,375 1,280
Parker-Hannifin, 4.50%, 9/15/29  870 842
Waste Connections, 2.95%, 1/15/52  4,310 2,933
5,055
Communications 7.6%
AT&T, 3.50%, 6/1/41  610 467
Charter Communications Operating, 3.75%, 2/15/28  3,015 2,756
Comcast, 2.887%, 11/1/51  4,090 2,693
Comcast, 2.937%, 11/1/56  4,180 2,688
Crown Castle, 2.50%, 7/15/31  3,900 3,184

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Crown Castle Towers, 3.663%, 5/15/25  (1) 1,785 1,698
DISH Network, 11.75%, 11/15/27  (1) 1,250 1,280
Meta Platforms, 4.45%, 8/15/52  (1) 3,030 2,489
Rogers Communications, 3.20%, 3/15/27  (1) 2,345 2,192
Rogers Communications, 4.55%, 3/15/52  (1) 1,785 1,453
SBA Tower Trust, 1.631%, 11/15/26  (1) 1,405 1,200
SBA Tower Trust, 2.328%, 1/15/28  (1) 820 682
SBA Tower Trust, 2.836%, 1/15/25  (1) 3,295 3,066
T-Mobile USA, 5.65%, 1/15/53  2,925 2,934
Verizon Communications, 2.355%, 3/15/32  755 604
Verizon Communications, 2.875%, 11/20/50  2,030 1,303
Verizon Communications, 3.00%, 11/20/60  1,950 1,202
Verizon Communications, 3.875%, 3/1/52  (4) 3,205 2,487
Vodafone Group, 4.25%, 9/17/50  3,550 2,807
Warnermedia Holdings, 3.638%, 3/15/25  (1) 1,420 1,354
Warnermedia Holdings, 3.755%, 3/15/27  (1) 3,020 2,749
Warnermedia Holdings, 4.279%, 3/15/32  (1) 855 722
42,010
Consumer Cyclical 6.3%
Aptiv, 3.10%, 12/1/51  210 131
Best Buy, 1.95%, 10/1/30  2,200 1,739
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,665
General Motors Financial, 2.70%, 6/10/31  5,125 4,029
GLP Capital, 5.375%, 4/15/26  1,719 1,671
Home Depot, 2.375%, 3/15/51  6,448 4,020
Lowe's, 3.75%, 4/1/32  1,235 1,123
Lowe's, 5.00%, 4/15/33  (4) 1,440 1,431
Marriott International, 5.00%, 10/15/27  2,290 2,274
McDonald's, 3.625%, 9/1/49  1,970 1,529
Nissan Motor, 3.522%, 9/17/25  (1) 3,755 3,476
QVC, 4.45%, 2/15/25  2,150 1,852
QVC, 4.85%, 4/1/24  1,535 1,443
Starbucks, 3.35%, 3/12/50  4,667 3,391
Stellantis Finance U.S., 2.691%, 9/15/31  (1) 4,180 3,225
Volkswagen Group of America Finance, 4.60%, 6/8/29  (1) 1,730 1,642
34,641
Consumer Non-Cyclical 9.7%
AbbVie, 4.05%, 11/21/39  5,310 4,647
AbbVie, 4.25%, 11/21/49  665 569
AbbVie, 4.70%, 5/14/45  1,390 1,272
AbbVie, 4.875%, 11/14/48  2,085 1,954
Altria Group, 3.70%, 2/4/51  4,250 2,759
AstraZeneca, 2.125%, 8/6/50  4,595 2,773
BAT International Finance, 4.448%, 3/16/28  3,375 3,118
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 874
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 2,326

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bio-Rad Laboratories, 3.30%, 3/15/27  515 474
CVS Health, 5.05%, 3/25/48  7,218 6,669
Darling Ingredients, 6.00%, 6/15/30  (1) 205 200
Hasbro, 3.55%, 11/19/26  3,695 3,475
Hasbro, 3.90%, 11/19/29  700 631
HCA, 3.125%, 3/15/27  (1) 4,075 3,702
HCA, 4.625%, 3/15/52  (1) 1,810 1,462
Imperial Brands Finance, 6.125%, 7/27/27  (1) 1,455 1,449
Mondelez International, 2.75%, 4/13/30  3,467 3,010
PerkinElmer, 1.90%, 9/15/28  5,985 4,932
Philip Morris International, 5.75%, 11/17/32  3,410 3,498
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 1,947
Utah Acquisition Sub, 5.25%, 6/15/46  720 549
Viatris, 2.70%, 6/22/30  270 215
Viterra Finance, 4.90%, 4/21/27  (1) 1,600 1,491
53,996
Energy 6.1%
Aker BP, 2.00%, 7/15/26  (1) 3,365 2,944
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,451
DCP Midstream Operating, 5.625%, 7/15/27  640 636
Energy Transfer, 6.00%, 6/15/48  1,670 1,531
Eni, Series X-R, 4.75%, 9/12/28  (1) 1,500 1,453
Enterprise Products Operating, 3.70%, 1/31/51  1,335 986
Enterprise Products Operating, 4.20%, 1/31/50  890 707
Hess, 4.30%, 4/1/27  1,800 1,731
Hess, 5.60%, 2/15/41  1,962 1,878
Hess, 7.125%, 3/15/33  400 431
Kinder Morgan, 5.05%, 2/15/46  756 659
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 5,537
Targa Resources Partners, 5.50%, 3/1/30  1,063 1,015
Targa Resources Partners, 6.875%, 1/15/29  1,516 1,546
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,119
Var Energi, 8.00%, 11/15/32  (1) 2,675 2,830
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 720 626
Woodside Finance, 3.65%, 3/5/25  (1) 3,050 2,928
34,008
Technology 4.1%
CDW, 2.67%, 12/1/26  3,800 3,390
Equifax, 5.10%, 12/15/27  2,080 2,050
Fortinet, 2.20%, 3/15/31  2,420 1,893
Moody's, 4.25%, 8/8/32  600 565
Motorola Solutions, 5.60%, 6/1/32  1,560 1,552
NXP, 2.50%, 5/11/31  2,390 1,881
NXP, 3.25%, 5/11/41  2,380 1,701
Oracle, 6.90%, 11/9/52  2,930 3,225
Salesforce, 2.70%, 7/15/41  6,005 4,406

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
VMware, 1.80%, 8/15/28  1,070 878
Workday, 3.50%, 4/1/27  320 303
Workday, 3.80%, 4/1/32  (4) 1,150 1,029
22,873
Transportation 1.7%
Kansas City Southern, 3.50%, 5/1/50  4,010 2,907
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 2,603 2,590
Transurban Finance, 2.45%, 3/16/31  (1) 3,335 2,638
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,344 1,099
9,234
Total Industrial 222,406
UTILITY 8.1%
Electric 7.8%
AEP Texas, 4.70%, 5/15/32  2,825 2,699
American Electric Power, 5.95%, 11/1/32  780 823
DPL, 4.125%, 7/1/25  2,065 1,946
Duke Energy, 5.00%, 8/15/52  4,660 4,220
Edison International, 4.95%, 4/15/25  1,740 1,717
Edison International, 6.95%, 11/15/29  1,470 1,541
EDP Finance, 6.30%, 10/11/27  (1) 2,070 2,118
Enel Finance America, 7.10%, 10/14/27  (1) 800 831
Enel Finance International, 5.00%, 6/15/32  (1) 3,090 2,812
Exelon, 3.35%, 3/15/32  (1) 2,125 1,862
Georgia Power, 4.70%, 5/15/32  2,005 1,942
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,179
Niagara Mohawk Power, 5.783%, 9/16/52  (1) 2,900 2,908
Pacific Gas & Electric, 2.95%, 3/1/26  5,590 5,087
Pacific Gas & Electric, 5.90%, 6/15/32  1,115 1,081
Southern, 5.113%, 8/1/27  2,115 2,108
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,013
Vistra Operations, 5.125%, 5/13/25  (1) 4,665 4,563
43,450
Natural Gas 0.3%
Sempra Energy, 3.70%, 4/1/29  1,770 1,620
1,620
Total Utility 45,070
Total Corporate Bonds
(Cost $567,510) 497,847
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Owned No Guarantee 1.9%
NBN, 2.625%, 5/5/31  (1) 4,840 3,905

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Syngenta Finance, 4.441%, 4/24/23  (1) 6,755 6,730
Total Foreign Government Obligations & Municipalities
(Cost $11,593) 10,635
MUNICIPAL SECURITIES 0.6%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  660 621
621
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (5)(6) 2,154 980
980
Texas 0.3%
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  2,150 1,519
1,519
Total Municipal Securities
(Cost $3,929) 3,120
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 0.8%
U.S. Treasury Obligations 0.8%
U.S. Treasury Bonds, 3.25%, 5/15/42  1,565 1,405
U.S. Treasury Bonds, 4.75%, 2/15/37  (7) 2,670 2,979
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $5,283) 4,384
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.86%  (8)(9) 3,793 3,793
Total Short-Term Investments
(Cost $3,793) 3,793

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 3.86%  (8)(9) 4,098 4,098
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,098
Total Securities Lending Collateral
(Cost $4,098) 4,098
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
Russell 2000 Index, Put, 3/17/23 @ $1,840.00  (6) 12 2,264 92
Total Exchange-Traded Options Purchased (Cost $117) 92
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S39, 5 Year Index,
12/20/27), Pay 5.00%
Quarterly, Receive upon credit
default, 3/15/23 @ 0.99%*  (6) 1 11,100 159
Total OTC Options Purchased (Cost $224) 159
Total Options Purchased (Cost $341) 251
Total Investments in Securities
99.7% of Net Assets
(Cost $629,016) $ 552,998
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$166,986 and represents 30.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) Non-income producing
(7) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
GO General Obligation
HFA Health Facility Authority
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 49 12 37
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 39 (22) 61
Total Bilateral Credit Default Swaps, Protection Sold (10) 98
Total Bilateral Swaps (10) 98
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 42 73 (31)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (31)
Total Centrally Cleared Swaps (31)
Net payments (receipts) of variation margin to date 10
Variation margin receivable (payable) on centrally cleared swaps $ (21)
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 313 U.S. Treasury Long Bond contracts 3/23 39,751 $ 470
Short, 603 U.S. Treasury Notes five year contracts 3/23 (65,468) (397)
Short, 149 U.S. Treasury Notes ten year contracts 3/23 (16,912) (123)
Long, 188 U.S. Treasury Notes two year contracts 3/23 38,608 103
Short, 197 Ultra U.S. Treasury Notes ten year
contracts 3/23 (23,572) (237)
Net payments (receipts) of variation margin to date (95)
Variation margin receivable (payable) on open futures contracts $ (279)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 52++
Totals $ —# $ — $ 52+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 10,953  ¤   ¤ $ 7,891
Total $ 7,891^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $52 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,891.

T. ROWE PRICE Corporate Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $629,016) $ 552,998
Receivable for investment securities sold 11,106
Interest receivable 4,950
Unrealized gain on bilateral swaps 98
Due from affiliates 60
Receivable for shares sold 33
Foreign currency (cost $28) 28
Bilateral swap premiums paid 12
Other assets 47
Total assets 569,332
Liabilities
Payable for investment securities purchased 9,517
Obligation to return securities lending collateral 4,098
Variation margin payable on futures contracts 279
Payable for shares redeemed 232
Investment management fees payable 159
Bilateral swap premiums received 22
Variation margin payable on centrally cleared swaps 21
Other liabilities 210
Total liabilities 14,538
NET ASSETS $ 554,794

T. ROWE PRICE Corporate Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (138,384)
Paid-in capital applicable to 70,802,044 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 693,178
NET ASSETS $ 554,794
NET ASSET VALUE PER SHARE
Investor Class
($146,259,634 / 18,672,989 shares outstanding) $ 7.83
I Class
($149,858,318 / 19,115,021 shares outstanding) $ 7.84
Z Class
($258,676,477 / 33,014,034 shares outstanding) $ 7.84

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 11,469
Dividend 52
Securities lending 3
Total income 11,524
Expenses
Investment management 1,018
Shareholder servicing
Investor Class $ 211
I Class 40 251
Prospectus and shareholder reports
Investor Class 8
I Class 1
Z Class 2 11
Custody and accounting 106
Registration 33
Legal and audit 18
Directors 1
Miscellaneous 10
Waived / paid by Price Associates (682)
Total expenses 766
Net investment income 10,758

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (31,261)
Futures (2,083)
Swaps (806)
Foreign currency transactions (9)
Net realized loss (34,159)
Change in net unrealized gain / loss
Securities (6,415)
Futures 478
Swaps (60)
Change in net unrealized gain / loss (5,997)
Net realized and unrealized gain / loss (40,156)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (29,398)

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,758 $ 19,910
Net realized loss (34,159) (14,443)
Change in net unrealized gain / loss (5,997) (81,954)
Decrease in net assets from operations (29,398) (76,487)
Distributions to shareholders
Net earnings
Investor Class (2,608) (20,571)
I Class (2,792) (2,630)
Z Class (5,301) (20,516)
Decrease in net assets from distributions (10,701) (43,717)
Capital share transactions
*
Shares sold
Investor Class 7,404 37,343
I Class 7,372 165,841
Z Class 3,567 14,618
Distributions reinvested
Investor Class 2,389 18,882
I Class 2,449 2,313
Z Class 5,301 20,516
Shares redeemed
Investor Class (18,575) (259,592)
I Class (11,807) (13,036)
Z Class (13,734) (38,502)
Decrease in net assets from capital share
transactions (15,634) (51,617)

T. ROWE PRICE Corporate Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (55,733) (171,821)
Beginning of period 610,527 782,348
End of period $ 554,794 $ 610,527
*Share information (000s)
Shares sold
Investor Class 930 3,851
I Class 928 18,295
Z Class 430 1,528
Distributions reinvested
Investor Class 304 1,951
I Class 311 253
Z Class 673 2,137
Shares redeemed
Investor Class (2,359) (28,303)
I Class (1,505) (1,462)
Z Class (1,737) (4,174)
Decrease in shares outstanding (2,025) (5,924)

T. ROWE PRICE Corporate Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital growth.
The fund has three classes of shares: the Corporate Income Fund (Investor Class), the
Corporate Income Fund–I Class (I Class) and the Corporate Income Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income

T. ROWE PRICE Corporate Income Fund

tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based

T. ROWE PRICE Corporate Income Fund

reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Corporate Income Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Corporate Income Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ —  $ 544,856  $ —  $ 544,856
Short-Term Investments 3,793  —  —  3,793
Securities Lending
Collateral 4,098  —  —  4,098
Options Purchased —  251  —  251
Total Securities 7,891  545,107  —  552,998
Swaps —  88  —  88
Futures Contracts* 573  —  —  573
Total $ 8,464  $ 545,195  $ —  $ 553,659
Liabilities
Swaps* $ —  $ 31  $ —  $ 31
Futures Contracts* 757  —  —  757
Total $ 757  $ 31  $ —  $ 788
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 573
Credit derivatives
Bilateral Swaps and Premiums
,
Securities^ 247
Equity derivatives Securities^ 92
^
,*
Total $ 912
^
,*
Liabilities
Interest rate derivatives Futures $ 757
Credit derivatives Centrally Cleared Swaps 31
Total $ 788
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ —  $ (2,083) $ —  $ (2,083)
Credit derivatives —  —  (806) (806)
Total $ —  $ (2,083) $ (806) $ (2,889)

T. ROWE PRICE Corporate Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ —  $ 478  $ —  $ 478
Credit derivatives (65) —  (60) (125)
Equity derivatives (25) —  —  (25)
Total $ (90) $ 478  $ (60) $ 328
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2022, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $46,000. As of November 30,
2022, securities valued at $1,209,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial

T. ROWE PRICE Corporate Income Fund

instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 29% and 46% of net assets.
Options   The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on
unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings;
and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 3% of net assets.

T. ROWE PRICE Corporate Income Fund

Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $7,950,000 (1.4% of net assets), which reflects the maximum potential amount

T. ROWE PRICE Corporate Income Fund

the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 10% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained

T. ROWE PRICE Corporate Income Fund

over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$3,991,000; the value of cash collateral and related investments was $4,098,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $184,181,000 and $203,618,000, respectively, for the six months ended November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $629,079,000. Net unrealized loss aggregated $76,141,000 at period-end, of which $2,916,000 related to appreciated investments and $79,057,000 related to depreciated investments.

T. ROWE PRICE Corporate Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Corporate Income Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $151,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $186,000 for T. Rowe Price Services, Inc.; and $5,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 N/A
(Waived)/repaid during the period ($000s) $(86) $(47) $(549)

T. ROWE PRICE Corporate Income Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Corporate Income Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Corporate Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Corporate Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Corporate Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
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Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568077
F112-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023